Basis of Presentation and Summary of Significant Accounting Policies (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 26, 2022	Dec. 31, 2021	Sep. 25, 2021
Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share
The following table sets forth the computation of basic and diluted loss per unit attributable to Class A Units and Class C Units (in thousands, except unit and per unit information) for the three and six month periods ending March 26, 2022 and March 27, 2021:

	Three Months Ended		Six Months Ended
	March 26, 2022	March 27, 2021	March 26, 2022	March 27, 2021
Basic and diluted loss attributable to Class A and Class C Units:
Net loss	$(29,903)	$(26,855)	$(52,956)	$(53,058)
Return on redeemable Preferred Units	(8,641)	(8,231)	(17,282)	(16,460)

Loss attributable to Class A Units and Class C Units	$(38,544)	$(35,086)	$(70,238)	$(69,518)

Weighted average units used in computing loss per unit attributable to Class A Units and Class C Units, basic and diluted	6,872,944	6,426,203	6,682,894	6,426,203

Loss per unit attributable to Class A Units and Class C Units, basic and diluted	$(5.61)	$(5.46)	$(10.51)	$(10.82)

The following table sets forth the computation of basic and diluted loss per unit attributable to Class A Units and Class C Units (in thousands, except unit and per unit information):

	Year Ended
	September 25, 2021	September 26, 2020	September 28, 2019
Basic and diluted loss attributable to Class A and Class C Units:
Net loss	$(122,314)	$(109,521)	$(104,361)
Returns on redeemable Preferred Units	(32,919)	(29,565)	(25,181)

Loss attributable to Class A Units and Class C Units	$(155,233)	$(139,086)	$(129,542)

Weighted average units used in computing loss per unit attributable to Class A Units and Class C Units, basic and diluted	6,426,203	6,426,203	6,426,203

Loss per unit attributable to Class A Units and Class C Units, basic and diluted	$(24.16)	$(21.64)	$(20.16)

Schedule of estimated useful lives of property and equipment	Depreciation is computed using the straight-line method and depreciation expense is allocated between cost of revenue, research and development expenses, and selling, general, and administrative expenses on the statements of operations over the following estimated useful lives:

Estimated Useful Life
Computer equipment and software, furniture and fixtures, and test equipment	3-5 years
Leasehold improvements	Shorter of estimated useful life or remaining term of the lease

SVF INVESTMENT CORP. 3 [Member]
Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share
The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per of ordinary share:

	For the Three Months Ended March 31, 2022		For the Three Months Ended March 31, 2021
	Class A ordinary shares subject to possible redemption	Non- redeemable ordinary shares	Class A ordinary shares subject to possible redemption	Non- redeemable ordinary shares
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(1,795,949)	$(507,355)	$(261,798)	$(262,125)
Denominator:
Basic and diluted weighted average ordinary share outstanding	32,000,000	9,040,000	7,466,667	7,476,000

Basic and diluted net loss per ordinary share	$(0.06)	$(0.06)	$(0.04)	$(0.04)

The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per of ordinary share:

	For the Year Ended December 31, 2021		For the period from December 11, 2020 (inception) through December 31, 2020
	Class A ordinary shares	non-redeemable ordinary shares	Class A ordinary shares	non-redeemable ordinary shares
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(4,856,235)	$(1,619,518)	$—	$(18,846)
Denominator:
Basic and diluted weighted average ordinary share outstanding	25,950,685	8,654,356	0	7,000,000 (1)

Basic and diluted net loss per ordinary share	$(0.19)	$(0.19)	$—	$(0.00)

(1)
This number excludes an aggregate of up to 1,000,000 Class B ordinary shares (other than the founder shares transferred to the two independent directors) subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (see Note 5)